Cover	Feb. 03, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 03, 2026
Registrant Name	COUPANG, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40115
Entity Tax Identification Number	27-2810505
Entity Address, Address Line One	720 Olive Way
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	333-3839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CPNG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001834584
Amendment Flag	true
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed on February 6, 2026 by Coupang, Inc. (the “Company”) with the U.S. Securities and Exchange Commission, on January 30, 2026, President Donald J. Trump announced his intent to nominate Kevin M. Warsh, a member of the board of directors of the Company (the “Board”), to serve as Chairman of the Board of Governors of the United States Federal Reserve System (“Federal Reserve Chair”), subject to confirmation by the United States Senate (the “U.S. Senate”). On February 3, 2026, Mr. Warsh informed the Company that if he is confirmed as Federal Reserve Chair by the U.S. Senate, he would resign as a director of the Company.On May 13, 2026, the U.S. Senate confirmed Mr. Warsh as Federal Reserve Chair and Mr. Warsh resigned as a director of the Company effective immediately. Under applicable U.S. federal ethics and conflict of interest requirements, Mr. Warsh cannot hold both positions as Federal Reserve Chair and as a Company director. Mr. Warsh’s decision was not due to any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.As a result of Mr. Warsh’s resignation, he will no longer stand for re-election as a director at the Company’s upcoming annual meeting of stockholders, no votes received will be counted for or against the election of Mr. Warsh to the Board, and the Board will reduce the size of the Board by one director.